SHARE-BASED COMPENSATION - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Jan. 01, 2022	Apr. 01, 2021	Mar. 31, 2021	Jul. 13, 2020	May 24, 2020	Mar. 24, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 04, 2021
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)						$ 0.0113
Exercise price of the outstanding share options granted after modification (in dollars per ADS)						$ 0.0113
Total incremental cost						$ 6,948
Share-based Payment Arrangement, Expense, Tax Benefit							$ 0	$ 0	$ 0
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost							1 year 3 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Vested Options					$ 6,534
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Unvested Options						$ 414
Share-based Compensation							$ 8,469	15,320	8,580
Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Vesting term							6 years
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost							3 months
Award vesting period							6 years
Term of the options							10 years
Non-employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation							$ 0	0
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Number of shares issued				20,000,000
Stock options
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based compensation expenses from continuing operations							4,959	11,576	4,628	$ 4,628
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options							485
Granted (in shares)	3,945,100
Restricted Stock
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation							3,494	2,634	$ 3,952
Compensation expenses related to nonvested restricted shares							$ 5,577
Number of shares vested							21,970,935
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost							1 year 4 months 24 days
Stock Incentive Plan 2011 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							110,014,158
Unrecognized share-based compensation cost disclosure
Maximum aggregate number of shares							110,014,158
Stock Incentive Plan 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							53,596,236
Unrecognized share-based compensation cost disclosure
Maximum aggregate number of shares							53,596,236
Stock Incentive Plan 2018 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							107,100,000
Unrecognized share-based compensation cost disclosure
Maximum aggregate number of shares							107,100,000
Stock Incentive Plan 2021 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							56,000,000
Unrecognized share-based compensation cost disclosure
Maximum aggregate number of shares							56,000,000
Chime Plan
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation								632
Number of shares available for future grant				30,000,000							5,000,000
Term of the options							10 years
Vesting term							4 years
Weighted average grant date fair value of option per share							$ 0.02
Share-based compensation expenses from continuing operations							$ 6	699
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options							$ 49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.02
Award vesting period							4 years
Chime Plan | Stock options
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Number of shares issued							8,346,000
Trucker Path Plan
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation								365
Number of shares available for future grant				30,000,000							5,000,000
Weighted average grant date fair value of option per share							$ 0.01
Share-based compensation expenses from continuing operations							$ 10	$ 396
Percentage of holing		77.78%	100.00%
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options							$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.01
Trucker Path Plan | Stock options
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Number of shares issued							6,871,000